Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payable for R&D expenses	¥ 939,488	¥ 197,751
Payables for purchase of property, plant and equipment	843,732	596,527
Employee compensation payable	810,730	326,081
Payables for marketing events	679,120	362,570
Accrued expenses	364,647	145,174
Deposits from third parties	241,468	108,301
Advances from customers	208,281	5,437
Noncontrolling interests	106,596	98,010
Warranty provisions	105,068	31,594
Interest payables	54,191	61,997
Derivative liabilities	48,605	0
Refundable deposit from customers	18,752	213,928
Others	390,429	108,795
Total	¥ 4,811,107	¥ 2,256,165